Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Shareholders' Equity
15.	SHAREHOLDERS’ EQUITY

15.1	Outstanding shares

The authorized share capital of the Company is Euro 1,810 million consisting of 1,200,000,000 common shares and 540,000,000 preference shares, each with a nominal value of €1.04. As at December 31, 2013 the number of shares of common stock issued was 910,703,305 shares (910,559,805 at December 31, 2012).

As of December 31, 2013 the number of shares of common stock outstanding was 890,606,763 (887,953,202 at December 31, 2012).

15.2	Preference shares

The 540,000,000 preference shares, when issued, will entitle a holder to full voting rights and to a preferential right to dividends and distributions upon liquidation.

On January 22, 2007, an option agreement was concluded between the Company and Stichting Continuïteit ST. This option agreement provides for the issuance of 540,000,000 preference shares. Any such shares should be issued by the Company to the Foundation, upon its request and in its sole discretion, upon payment of at least 25% of the par value of the preference shares to be issued. The issuing of the preference shares is conditional upon (i) the Company receiving an offer or there being the threat of such an offer; (ii) the Company’s Managing and Supervisory Boards deciding not to support such an offer and; (iii) the Board of the Foundation determining that such an offer or acquisition would be contrary to the interests of the Company, its shareholders and other stakeholders. The preference shares may remain outstanding for no longer than two years. There were no preference shares issued as of December 31, 2013.

15.3	Treasury stock

Following the authorization by the Supervisory Board, announced on April 2, 2008, to repurchase up to 30 million shares of its common stock, the Company acquired 29,520,220 shares in 2008, also reflected at cost, as a reduction of the parent company stockholders’ equity.

As of December 31, 2013, the Company owned a number of treasury shares equivalent to 20,096,542.

The treasury shares have been designated for allocation under the Company’s share based remuneration programs of unvested shares. As of December 31, 2013, 22,823,678 of these treasury shares were transferred to employees under the Company’s share based remuneration programs, of which 2,510,061 in the year ended December 31, 2013.

15.4	Stock option plans

In 2001, the Shareholders voted to adopt the 2001 Employee Stock Option Plan (the “2001 Plan”) whereby options for up to 60,000,000 shares may be granted in installments over a five-year period. The options may be granted to purchase shares of common stock at a price not lower than the market price of the shares on the date of grant. In connection with a revision of its equity-based compensation policy, the Company decided in 2005 to accelerate the vesting period of all outstanding unvested stock options. The options expire ten years after the date of grant.

In 2002, the Shareholders voted to adopt a Stock Option Plan for Supervisory Board Members and Professionals of the Supervisory Board. Under this plan, 12,000 options could be granted per year to each member of the Supervisory Board and 6,000 options per year to each professional advisor to the Supervisory Board. Options vest thirty days after the date of grant and expire ten years after the date of grant.

A summary of the stock option activity for the plans for the three years ended December 31, 2013, 2012 and 2011 follows:

		Exercise Price Per Share
	Number of Shares	Range	Weighted Average
Outstanding at December 31, 2010	35,296,895	$16.73-$39.00	$27.17

Options forfeited	(8,843,743)	$17.08-$39.00	$35.11
Outstanding at December 31, 2011	26,453,152	$16.73-$33.70	$24.51

Options forfeited	(9,762,680)	$17.08-$33.70	$30.50
Outstanding at December 31, 2012	16,690,472	$16.73-$27.21	$21.00

Options forfeited	(8,400,221)	$16.73-$27.21	$19.39
Outstanding at December 31, 2013	8,290,251	$16.73-$27.21	$22.64

The weighted average remaining contractual life of options outstanding as of December 31, 2013, 2012 and 2011 was 0.3, 0.8 and 1.2 years, respectively.

The range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable as of December 31, 2013 were as follows:

Number of shares	Option price Range	Weighted average exercise price	Weighted average remaining contractual life (years)
1,900	$25.90-$27.21	$27.21	0.01
8,188,365	$19.18-$22.83	$22.71	0.32
99,986	$16.73-$17.08	$17.03	0.72

15.5	Unvested share awards for the Supervisory Board

On an annual basis and until the year 2012, the Compensation Committee (on behalf of the Supervisory Board and with its approval) used to grant stock-based awards (the options to acquire common shares in the share capital of the Company) to the members and professionals of the Supervisory Board (“The Supervisory Board Plan”). The awards were granted at the nominal value of the share of €1.04 (exercise price of the option). The options granted under the Supervisory Board Plan vest and become exercisable immediately, while the shares resulting from these awards vest and therefore become available for trade evenly over three years (one third every year), with no market, performance or service conditions.

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Year of grant	Options granted and vested	Options waived at grant
2005	66,000	(15,000)
2006	66,000	(15,000)
2007	165,000	(22,500)
2008	165,000	(22,500)
2009	165,000	(7,500)
2010	172,500	(7,500)
2011	172,500	(30,000)
2012	180,000	(22,500)
2013	No options granted

A summary of the options’ activity by plan for the years ended December 31, 2012 and December 31, 2013 is presented below:

Year of grant	Outstanding as of 31.12.2011	Granted and vested	Waived at grant	Exercised	Expired/ Cancelled	Outstanding as of 31.12.2012	Exercised	Expired / Cancelled	Outstanding as of 31.12.2013	Shares corresponding to exercised option not yet available for trade as of 31.12.2013
2005	34,115	—	—	—	—	34,115	(3,000)	—	31,115	—
2006	33,000	—	—	—	—	33,000	(3,000)	—	30,000	—
2007	82,500	—	—	—	—	82,500	(22,500)	—	60,000	—
2008	85,000	—	—	—	—	85,000	(10,000)	—	75,000	—
2009	95,000	—	—	—	—	95,000	(20,000)	—	75,000	—
2010	107,500	—	—	—	—	107,500	(25,000)	—	82,500	—
2011	142,500	—	—	—	—	142,500	(25,000)	—	117,500	—
2012	—	180,000	(22,500)	—	—	157,500	(35,000)	—	122,500	10,000

The total intrinsic value of options exercised during the year 2013 amounted to $1 million.

At the Company’s Annual General Meeting of Shareholders held on 21 June 2013, it was resolved to abolish and terminate the stock-based compensation for the Supervisory Board members and professionals.

15.6	Unvested share awards for the employees

On an annual basis, the Compensation Committee (on behalf of the Supervisory Board and with its approval) grants stock-based awards to the senior executives along with selected employees (the “Employee Plan”). The awards are granted for free under the Employee Plan. Until 2012 all the awards were subject to completion of the performance conditions. Starting from 2013, there are two types of unvested shares: (1) shares granted to employees, vesting independently on the performance conditions and (2) shares granted to senior executives, whose vesting is subject to three internal performance conditions (consisting of sales evolution and operating income compared to a basket of competitors and of cash flow compared with budget), each weighting for one third of the total number of awards granted. All the awards vest over a three year service period (32% as of the first anniversary of the grant, 32% as of the second anniversary of the grant and 36% as of the third anniversary of the grant (for awards granted until the end of 2012 under the French Subplan 64% vest as of the second anniversary of the grant and 36% as of the third anniversary). In addition, in 2012 there was a Special Bonus granted to the Company’s CEO.

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
July 22, 2010	2010 Employee Plan	6,344,725	—	(2,076,448)
December 17, 2010	2010 Employee Plan	221,650	—	(73,524)
July 25, 2011	2011 Employee Plan	5,881,630	—	(5,824,445)
November 14, 2011	2011 Employee Plan	95,000	—	(91,540)
May 30, 2012	2012 CEO Special Bonus	100,862	—	—
July 23, 2012	2012 Employee Plan	6,216,285	(2,400)	(1,991,558)
December 21, 2012	2012 Employee Plan	304,480	—	(100,373)
July 22, 2013	2013 Employee Plan	5,750,730	—	(*)
December 18, 2013	2013 Employee Plan	659,515	—	(*)
December 27, 2013	2013 Employee Plan	1,800	—	—

(*)	As at December 31, 2013, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

A summary of the unvested share activity by plan for the year ended December 31, 2013 is presented below:

Unvested Shares	Outstanding as at December 31, 2012	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Outstanding as at December 31, 2013
2010 Employee Plan	1,485,836	—	(21,180)	—	(1,464,656)	—
2012 CEO Special Bonus	100,862	—	—	—	(33,621)	67,241
2012 Employee Plan	6,473,520	—	(219,711)	(2,091,931)	(1,009,339)	3,152,539
2013 Employee Plan	—	6,412,045	(30,280)	—	(2,445)	6,379,320
Total	8,060,218	6,412,045	(271,171)	(2,091,931)	(2,510,061)	9,599,100

The grant date fair value of unvested shares granted to employees under the 2010 Employee Plan was $8.74. For the 2010 Employee Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grants. On April 26, 2011, the Compensation Committee approved the statement that two performance conditions were fully met. Consequently, the compensation expense recorded on the 2010 Employee Plan reflects the statement that two thirds of the awards granted fully vest, as far as the service condition is met.

The grant date fair value of unvested shares granted to employees under the 2011 Employee Plan was $9.08. For the 2011 Employee Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grants. On April 23, 2012, the Compensation Committee approved the statement that none of the three performance conditions were met. Consequently, the compensation expense recorded on the 2011 Employee Plan was reversed in the income statement for the year ended December 31, 2012.

The grant date fair value of unvested shares granted to the CEO under the 2012 CEO Special Bonus Plan was $6.32. On the 2012 CEO Special Bonus Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grant.

The grant date fair value of unvested shares granted to employees under the 2012 Employee Plan was $4.87. For the 2012 Employee Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grants. On April 11, 2013, the Compensation Committee approved the statement that two performance conditions were fully met. Consequently, the compensation expense recorded on the 2012 Employee Plan reflects the statement that two thirds of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of unvested shares granted to employees under the 2013 Employee Plan was $9.55. On the 2013 Employee Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grants. Moreover, for the portion of the shares subject to performance conditions (3,004,475 shares) the Company estimates the number of awards expected to vest by assessing the probability of achieving the performance conditions. At December 31, 2013, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board. However, the Company has estimated that two thirds of the awards subject to performance conditions are expected to vest. Consequently, the compensation expense recorded for the 2013 Employee Plan reflects the vesting of two third of the awards granted with performance conditions, subject to the service condition being met. The assumption of the expected number of awards to be vested upon achievement of the performance conditions is subject to changes based on the final measurement of the conditions, which is expected to occur in the first half of 2014.

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2013, December 31, 2012 and December 31, 2011, respectively:

	December 31, 2013	December 31, 2012	December 31, 2011
Cost of sales	5	2	5
Selling, general and administrative	13	6	16
Research and development	8	3	8
Total pre-payroll tax and social contribution compensation	26	11	29

Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory was $2 million at December 31, 2013, $1 million at December 31, 2012 and $2 million at December 31, 2011. As of December 31, 2013 there was $42 million of total unrecognized compensation cost related to the grant of unvested shares, which is expected to be recognized over a weighted average period of approximately 10 months.

The total deferred income tax expense recognized in the consolidated statements of income related to unvested share-based compensation expense amounted to $5 million and $2 million for the years ended December 31, 2013 and 2012, respectively. The total deferred income tax benefit recognized in the consolidated statement of income related to unvested share-based compensation expense amounted to $7 million for the year ended December 31, 2011.

15.7	Accumulated other comprehensive income (loss) attributable to parent company stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2013, 2012 and 2011:

	Cash Flow Hedges	Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2010	61	26	(88)	969	968

Cumulative tax impact	—	(4)	15	—	11

December 31, 2010, net of tax	61	22	(73)	969	979

OCI before reclassifications	(15)	—	(81)	(101)	(197)
Amounts reclassified from AOCI	(110)	(33)	3	—	(140)
OCI for the year ended December 31, 2011	(125)	(33)	(78)	(101)	(337)
Cumulative tax impact	9	1	18	—	28
OCI for the year ended December 31, 2011, net of tax	(116)	(32)	(60)	(101)	(309)

December 31, 2011	(64)	(7)	(166)	868	631

Cumulative tax impact	9	(3)	33	—	39

December 31, 2011, net of tax	(55)	(10)	(133)	868	670

OCI before reclassifications	28	6	(57)	64	41
Amounts reclassified from AOCI	62	—	18	—	80
OCI for the year ended December 31, 2012	90	6	(39)	64	121
Cumulative tax impact	(11)	—	14	—	3
OCI for the year ended December 31, 2012, net of tax	79	6	(25)	64	124

December 31, 2012	26	(1)	(205)	932	752

Cumulative tax impact	(2)	(3)	47	—	42

December 31, 2012, net of tax	24	(4)	(158)	932	794

OCI before reclassifications	40	2	80	104	226
Amounts reclassified from AOCI	(28)	—	14	—	(14)
Impact of ST-Ericsson deconsolidation	—	—	11	49	60
OCI for the year ended December 31, 2013	12	2	105	153	272
Cumulative tax impact	(3)	3	(24)	—	(24)
OCI for the year ended December 31, 2013, net of tax	9	5	81	153	248

December 31, 2013	38	1	(100)	1,085	1,024

Cumulative tax impact	(5)	—	23	—	18

December 31, 2013, net of tax	33	1	(77)	1,085	1,042

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2013, 2012 and 2011 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2013	Amounts reclassified from AOCI in the year ended December 31, 2012	Amounts reclassified from AOCI in the year ended December 31, 2011	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	16	(39)	65	Cost of sales
Foreign exchange derivative contracts	3	(5)	8	Selling, general and administrative
Foreign exchange derivative contracts	14	(27)	44	Research and development
Foreign exchange derivative contracts	—	—	6	Gain (loss) on financial instruments, net
	(4)	12	(11)	Income tax expense

	29	(59)	112	Net of tax

Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(1)	(1)	—	Cost of sales
Amortization of actuarial gains (losses)	(5)	(6)	—	Selling, general and administrative
Amortization of actuarial gains (losses)	(6)	(7)	(1)	Research and development
Amortization of prior service cost	—	—	—	Cost of sales
Amortization of prior service cost	(1)	(1)	—	Selling, general and administrative
Amortization of prior service cost	(4)	(4)	(1)	Research and development
	5	6	1	Income tax benefit

	(12)	(13)	(1)	Net of tax

Gains (Losses) on Available-For-Sale Securities
Available-For-Sale Securities	—	—	47	OTTI and realized gains on financial assets
Available-For-Sale Securities	—	—	(14)	Gain (loss) on financial instruments, net
	—	—	—	Income tax expense

	—	—	33	Net of tax

Total reclassifications for the year	17	(72)	144

Attributable to noncontrolling interest	(2)	5	(11)

Attributable to the Company’s stockholders	15	(67)	133

15.8	Noncontrolling interest

The noncontrolling interest was as follows:

Balance as of December 31, 2010	910
Business combination	9
Comprehensive income (loss):
Net income (loss)	(495)
Unrealized gains (losses) on derivatives, net of tax	(10)
Other components of other comprehensive income (loss), net of tax	(16)
Other comprehensive income (loss), net of tax	(26)
Comprehensive income (loss)	(521)
Dividends to noncontrolling interest	(5)
Balance as of December 31, 2011	393
Contribution of noncontrolling interest	765
Comprehensive income (loss):
Net loss	(1,030)
Unrealized gains (losses) on derivatives, net of tax	10
Other components of other comprehensive income (loss), net of tax	6
Other comprehensive income (loss), net of tax	16
Comprehensive income (loss)	(1,014)
Dividends to noncontrolling interest	(5)
Balance as of December 31, 2012	139
Joint ventures deconsolidation	73
Comprehensive income (loss):
Net loss	(129)
Unrealized gains (losses) on derivatives, net of tax	(3)
Other components of other comprehensive income (loss), net of tax	(2)
Other comprehensive income (loss), net of tax	(5)
Comprehensive income (loss)	(134)
Dividends to noncontrolling interest	(4)
Balance as of December 31, 2013	74

In December 2012 both parents decided to forgive their respective loans to ST-Ericsson. The Ericsson part of the loan forgiven was recorded as a contribution of noncontrolling interest.

15.9	Dividends

The Extraordinary General Meeting of Shareholders held on December 2, 2013 authorized the distribution of a semi-annual cash dividend per common share of $0.10 in the fourth quarter of 2013 and $0.10 in the first quarter of 2014, to be paid in December 2013 and March 2014, respectively. The first payment, totaling $89 million, was executed in December 2013. The remaining $0.10 per share cash dividend to be paid in the first quarter of 2014 totaled $89 million and was reported as “Dividends payable to stockholders” on the consolidated balance sheet as at December 31, 2013.

The Annual General Meeting of Shareholders held on June 21, 2013 authorized the distribution of a semi-annual cash dividend per common share of $0.10 in the second quarter of 2013 and $0.10 in the third quarter of 2013, to be paid in June and September of 2013, respectively. The first payment for Euronext Paris and Borsa Italiana, amounting to $75 million, was executed in the second quarter of 2013. The first payment for the New York Stock Exchange which was executed in July 2013 and the remaining $0.10 per share cash dividend, totaling $93 million, was paid in the third quarter of 2013.

At the Company’s Annual General Meeting of Shareholders held on May 30, 2012, the distribution of a cash dividend of $0.40 per common share, amounting to approximately $355 million, to be paid in four equal installments, was adopted by the Company’s shareholders. Through December 31, 2012, three installments were paid for an amount of $266 million including withholding tax. The remaining $0.10 per share cash dividend to be paid in the first quarter of 2013 totaled $89 million and was reported as “Dividends payable to stockholders” on the consolidated balance sheet as at December 31, 2012.

In 2011 the cash dividend was $0.40 per share for a total amount paid of $354 million.